Income tax	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income tax
16	Income tax

(a)	Income tax (credit)/expense in the consolidated income statement

	2021 RMB million	2020 RMB million	2019 RMB million
PRC income tax
–Provision for the year	2,159	1,716	1,611
–Under - provision in prior year	35	48	10

	2,194	1,764	1,621

Deferred tax (Note 29)
Origination and reversal of temporary differences	(5,088)	(5,132)	(650)

Income tax (credit)/expense	(2,894)	(3,368)	971

In respect of a majority of the Group’s airlines operation outside mainland China, the Group has either obtained exemptions from overseas taxation pursuant to the bilateral aviation agreements between the overseas governments and the PRC government, or has sustained tax losses in those overseas jurisdictions. Accordingly, no provision for overseas income tax has been made for overseas airlines operation in the current and prior years.
For the year of 2021, the Company and its branches are subject to income tax rates ranging from 15% to 25% (2020: 15% to 25%; 2019: 15% to 25%), and the subsidiaries of the Company are subject to income tax rates ranging from 15% to 25% (2020: 15% to 25%; 2019: 15% to 30%). Certain subsidiaries of the Company are located in Hong Kong and are subject to income tax at 16.5% (2020: 16.5%; 2019: 16.5%).
(b)	Reconciliation between actual income tax (credit)/expense and calculated tax based on accounting (loss)/profit at applicable income tax rates

	2021 RMB million	2020 RMB million	2019 RMB million
(Loss)/profit before income tax	(13,910)	(15,195)	4,055

Notional tax on (loss)/profit before taxation, calculated at the rates applicable to (loss)/profits in the tax jurisdictions concerned (Note 16(a))	(3,380)	(3,667)	964

Adjustments for tax effect of:
Non-deductible expenses	96	102	18
Share of results of associates and joint ventures and other non-taxable income	(70)	111	(50)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	489	80	62
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(32)	(8)	(3)
Under - provision in prior year	35	48	10
Super deduction of research and development expenses	(32)	(34)	(30)

Income tax (credit)/expense	(2,894)	(3,368)	971